UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21972

Name of Fund:	BlackRock Credit Allocation Income Trust (BTZ)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Credit

             Allocation Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 6.5%

Asset-Backed Securities — 6.5%
Allegro CLO VI Ltd., Series 2017-2A(a)(b):
Class B, 3.23%, 01/17/31	USD	360	$361,782
Class C, 3.53%, 01/17/31		2,400	2,406,545
Class D, 4.48%, 01/17/31		1,300	1,302,966
ALM XVII Ltd., Series 2015-17A, Class B1, (3 mo. LIBOR US + 3.40%), 5.12%, 01/15/28(b)(c)		1,400	1,414,727
AMMC CLO Ltd., Series 2015-17A, Class C, (3 mo. LIBOR US + 3.25%), 4.67%, 11/15/27(b)(c)		1,000	1,000,855
AMMC CLO XII Ltd., Series 2013-12A, Class CR, 3.31%, 11/10/30(a)(b)		1,500	1,502,090
Anchorage Capital CLO Ltd.(a)(b):
Series 2013-1A, Class BR, 3.87%, 10/13/30		1,000	1,010,945
Series 2014-3RA, Class C, 3.61%, 01/28/31		1,000	1,000,000
Series 2014-3RA, Class D, 4.36%, 01/28/31		1,000	1,000,000
Series 2015-7A, Class CR, 3.42%, 10/15/27		1,000	1,002,320
Series 2015-7A, Class DR, 4.42%, 10/15/27		1,000	1,008,803
Apidos CLO XVIII, Series 2014-18A, Class CR, (3 mo. LIBOR US + 3.25%), 4.99%, 07/22/26(b)(c)		1,300	1,317,566
Ares CLO Ltd.(a)(b):
3.22%, 10/15/30		1,000	1,007,510
3.52%, 10/15/30		1,750	1,754,896
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class DR, (3 mo. LIBOR US + 3.90%), 5.28%, 01/30/24(b)(c)		750	754,584
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class DR, (3 mo. LIBOR US + 3.60%), 5.32%, 10/15/26(b)(c)		2,500	2,513,674
Atrium X, Series 10A, Class DR, (3 mo. LIBOR US + 3.00%), 4.72%, 07/16/25(b)(c)		1,500	1,503,724
Benefit Street Partners CLO XII Ltd., Series 2017-12A(a)(b):
Class B, 3.35%, 10/15/30		1,000	1,009,815
Class C, 4.40%, 10/15/30		2,000	2,020,664
BlueMountain CLO Ltd., Series 2012-2A, Class AR, (3 mo. LIBOR US + 1.42%), 2.86%, 11/20/28(b)(c)		2,000	2,013,839
Bowman Park CLO Ltd., Series 2014-1A, Class D2R, (3 mo. LIBOR US + 3.35%), 4.81%, 11/23/25(b)(c)		1,000	1,001,070

Security	Par (000)		Value
Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO 2013-4 Ltd., Series 2013-4A, Class DRR, 1.00%, 01/15/31(a)(b)(d)	USD	1,000	$1,000,000
Carlyle Global Market Strategies CLO Ltd.(b)(c):
Series 2016-1A, Class C, (3 mo. LIBOR US + 4.90%), 6.64%, 04/20/27		1,000	1,008,297
Series 2016-3A, Class C, (3 mo. LIBOR US + 4.00%), 5.74%, 10/20/29		1,000	1,017,690
CIFC Funding Ltd.(a)(b):
Series 2013-2A, Class A3LR, 3.68%, 10/18/30		1,000	1,016,079
Series 2013-2A, Class B1LR, 4.78%, 10/18/30		1,000	1,011,699
Series 2018-1A, Class C, 1.00%, 04/18/31		1,000	1,000,000
Series 2018-1A, Class D, 1.00%, 04/18/31		1,200	1,200,000
Dryden 53 CLO Ltd., Series 2017-53A, Class A, 2.82%, 01/15/31(a)(b)		2,000	2,010,488
Elevation CLO Ltd., Series 2017-7A, Class C, 3.50%, 07/15/30(a)(b)		1,500	1,501,708
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.88%, 10/29/26(a)(b)		1,000	1,006,606
Greenwood Park CLO Ltd., Series 2018-1A, Class D, 1.00%, 04/15/31(a)(b)(d)		1,000	1,000,000
Highbridge Loan Management Ltd.(b):
Series 4A-2014, Class A2R, 3.27%, 01/28/30(a)(e)		650	650,000
Series 4A-2014, Class BR, 3.62%, 01/28/30(a)(e)		750	750,000
Series 6A-2015, Class C, (3 mo. LIBOR US + 3.07%), 4.46%, 05/05/27(c)		1,500	1,504,714
Series 8A-2016, Class D, (3 mo. LIBOR US + 4.85%), 6.59%, 04/20/27(c)		500	509,460
LCM XVIII LP, Series 18A, Class C1, (3 mo. LIBOR US + 3.15%), 4.89%, 04/20/27(b)(c)		1,000	1,001,149
Limerock CLO III LLC, Series 2014-3A, Class C, (3 mo. LIBOR US + 3.60%), 5.34%, 10/20/26(b)(c)		1,000	1,004,522
Long Point Park CLO Ltd., Series 2017-1A, Class B, 3.39%, 01/17/30(a)(b)		1,000	1,000,435
Madison Park Funding XIII Ltd., Series 2014-13A, Class CR, (3 mo. LIBOR US + 2.15%), 3.89%, 01/19/25(b)(c)		1,000	1,001,121
Madison Park Funding XIV Ltd., Series 2014-14A, Class DR, (3 mo. LIBOR US + 3.25%), 4.99%, 07/20/26(b)(c)		2,000	2,017,382

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.20%), 3.57%, 01/27/26(b)(c)	USD	2,000	$2,007,121
Madison Park Funding XXVII Ltd., Series 2018-27A(a)(b)(d):
Class B, 1.00%, 04/20/30		1,000	1,000,000
Class C, 1.00%, 04/20/30		1,000	1,000,000
Marble Point CLO XI Ltd., Series 2017-2A(a)(b):
Class A, 2.79%, 12/18/30		1,500	1,501,107
Class B, 3.11%, 12/18/30		1,000	1,000,772
Mill Creek II CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 4.85%), 6.59%, 04/20/28(b)(c)		1,000	1,014,426
MP CLO III Ltd., Series 2013-1A, Class CR, 3.74%, 10/20/30(a)(b)		1,000	1,016,173
Neuberger Berman CLO XV, Series 2013-15A, Class CR, 3.77%, 10/15/29(a)(b)		1,000	1,013,369
Neuberger Berman Loan Advisers CLO 26, Series 2017-26A(a)(b):
Class A, 2.56%, 10/18/30		2,000	2,009,823
Class B, 2.89%, 10/18/30		1,000	1,002,488
Class C, 3.14%, 10/18/30		1,500	1,502,080
Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D, 1.00%, 01/15/30(a)(b)(d)		1,000	1,000,000
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class C2, (3 mo. LIBOR US + 3.25%), 4.99%, 01/23/27(b)(c)		1,600	1,603,474
OCP CLO Ltd.(a)(b):
Series 2015-8A, Class CR, 4.52%, 04/17/27		1,000	1,003,134
Series 2017-14A, Class B, 3.49%, 11/20/30		1,000	1,000,376
Octagon Investment Partners Ltd.(b):
Series 2016-1A, Class D, (3 mo. LIBOR US + 4.95%), 6.67%, 04/15/27(c)		500	503,969
Series 2017-1A, Class B1, 2.88%, 01/20/30(a)		1,000	1,000,731
Series 2017-1A, Class C, 4.15%, 01/20/31(a)		1,000	1,004,546
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, 3.64%, 01/22/30(a)(b)(e)		900	900,000
OHA Credit Partners XIV Ltd., Series 2017-14A, Class C, 3.38%, 01/21/30(a)(b)		1,250	1,250,461
OZLM Funding IV Ltd., 3.94%, 10/22/30(a)(b)		1,000	1,016,156

Security	Par (000)		Value
Asset-Backed Securities (continued)
OZLM XIX Ltd., Series 2017-19A, Class C, 4.47%, 11/22/30(a)(b)	USD	1,000	$1,014,565
OZLM XXI, Series 2017-21A, Class B, 3.65%, 01/20/31(a)(b)(e)		1,800	1,800,000
Recette CLO Ltd., Series 2015-1A(a)(b):
Class CR, 3.44%, 10/20/27		1,500	1,503,196
Class DR, 4.49%, 10/20/27		1,000	1,002,901
Regatta IV Funding Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.00%), 3.75%, 07/25/26(b)(c)		1,500	1,503,024
Regatta V Funding Ltd., Series 2014-1A(b)(c):
Class BR, (3 mo. LIBOR US + 2.30%), 4.05%, 10/25/26		1,000	1,004,057
Class C, (3 mo. LIBOR US + 3.45%), 5.20%, 10/25/26		1,000	1,004,499
Rockford Tower CLO Ltd., Series 2017-3A(a)(b):
Class A, 2.86%, 10/20/30		2,000	2,000,672
Class D, 4.32%, 10/20/30		1,000	995,541
Stewart Park CLO Ltd., Series 2015-1A(a)(b)(e):
Class CR, 3.52%, 01/15/30		1,500	1,500,000
Class DR, 4.32%, 01/15/30		1,500	1,500,000
Symphony CLO Ltd., Series 2016-17A, Class D, (3 mo. LIBOR US + 4.80%), 6.52%, 04/15/28(b)(c)		1,000	1,016,984
Symphony CLO XV Ltd., Series 2014-15A(b)(c):
Class CR, (3 mo. LIBOR US + 2.20%), 3.93%, 10/17/26		2,500	2,522,929
Class DR, (3 mo. LIBOR US + 3.35%), 5.08%, 10/17/26		1,000	1,003,839
Tiaa Clo III Ltd., Series 2017-2A, Class A, 2.63%, 01/16/31(a)(b)		2,500	2,501,556
Voya CLO Ltd., Series 2013-2A, Class C, (3 mo. LIBOR US + 3.50%), 5.25%, 04/25/25(b)(c)		1,000	1,006,244
Webster Park CLO Ltd., Series 2015-1A, Class B1, (3 mo. LIBOR US + 3.10%), 4.84%, 01/20/27(b)(c)		4,000	4,007,974
York CLO-2 Ltd., Series 2015-1A, Class CR, 3.31%, 01/22/31(a)(b)		1,500	1,499,948

Total Asset-Backed Securities — 6.5% (Cost — $101,982,006)			102,857,860

Corporate Bonds — 96.2%

Aerospace & Defense — 1.3%
Arconic, Inc.:
5.13%, 10/01/24		2,871	3,036,082
5.90%, 02/01/27		2,000	2,237,000
6.75%, 01/15/28		178	210,058

2

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Aerospace & Defense (continued)
Bombardier, Inc.(b):
7.75%, 03/15/20	USD	354	$381,435
8.75%, 12/01/21		1,752	1,946,910
6.00%, 10/15/22		14	14,000
6.13%, 01/15/23		71	71,710
7.50%, 12/01/24		1,266	1,330,883
7.50%, 03/15/25		2,892	3,004,065
KLX, Inc., 5.88%, 12/01/22(b)		1,475	1,535,844
Mexico City Airport Trust, 4.25%, 10/31/26(b)		1,350	1,360,462
TransDigm, Inc.:
6.00%, 07/15/22		4,360	4,474,450
6.50%, 07/15/24		1,560	1,604,850

			21,207,749
Air Freight & Logistics — 0.1%
XPO Logistics, Inc.(b):
6.50%, 06/15/22		1,565	1,629,165
6.13%, 09/01/23		352	371,360

			2,000,525
Airlines — 0.8%
American Airlines Group, Inc., 4.63%, 03/01/20(b)		692	700,650
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 04/29/18		2,040	2,057,748
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1, 6.72%, 07/02/24		2,728	2,993,629
Turkish Airlines Pass-Through Trust, Series 2015-1 Class A, 4.20%, 09/15/28(b)		2,592	2,521,380
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		3,234	3,323,060
Virgin Australia Trust, Series 2013-1, Class B, 6.00%, 04/23/22(b)		494	504,342

			12,100,809
Auto Components — 0.6%
Allison Transmission, Inc., 5.00%, 10/01/24(b)		68	68,680
General Motors Financial Co., Inc., 4.35%, 01/17/27		4,710	4,791,637
Goodyear Tire & Rubber Co., 5.00%, 05/31/26		535	541,687
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00%, 08/01/20		3,108	3,180,883
Finance Corp., 6.38%, 12/15/25(b)		388	394,790

Security	Par (000)		Value
Auto Components (continued)
Tesla, Inc., 5.30%, 08/15/25(b)	USD	1,116	$1,062,432

			10,040,109
Automobiles — 0.5%
Ford Motor Co., 7.45%, 07/16/31		3,660	4,658,703
General Motors Co.:
4.88%, 10/02/23		1,875	1,991,946
6.25%, 10/02/43		940	1,109,666

			7,760,315
Banks — 4.2%
Barclays PLC, 4.84%, 05/09/28		4,975	5,100,469
CIT Group, Inc.:
5.50%, 02/15/19(b)		3,967	4,066,175
5.00%, 08/01/23		370	386,650
City National Corp., 5.25%, 09/15/20		2,900	3,083,236
Cooperatieve Rabobank UA, 3.95%, 11/09/22(f)		3,775	3,874,544
Credit Suisse Group AG, 6.50%, 08/08/23(b)		6,000	6,705,000
Discover Bank/Greenwood, 8.70%, 11/18/19		748	813,382
Fifth Third Bancorp (3 mo. LIBOR US + 3.03%), 5.10%(g)(h)		5,000	5,012,500
HSBC Finance Corp., 6.68%, 01/15/21(f)		5,150	5,699,829
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)		5,840	6,139,318
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23(f)		10,080	10,988,498
Santander Holdings USA, Inc., 4.40%, 07/13/27(b)		830	843,501
SunTrust Banks, Inc. (3 mo. LIBOR US + 3.10%), 5.05%(g)(h)		5,270	5,283,175
Wells Fargo & Co.(f):
4.13%, 08/15/23		4,000	4,163,498
5.61%, 01/15/44		4,119	5,009,523

			67,169,298
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46(f)		6,170	6,972,157
BWAY Holding Co., 7.25%, 04/15/25(b)		251	261,981
Molson Coors Brewing Co., 4.20%, 07/15/46		1,665	1,659,289

			8,893,427
Biotechnology — 0.5%
Amgen, Inc., 4.66%, 06/15/51(f)		6,709	7,301,705

Building Products — 0.4%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(b)		424	447,320

3

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Building Products (continued)
Beacon Escrow Corp., 4.88%, 11/01/25(b)	USD	1,481	$1,473,595
Building Materials Corp. of America, 6.00%, 10/15/25(b)		1,832	1,946,500
Masonite International Corp., 5.63%, 03/15/23(b)		610	634,400
Standard Industries, Inc., 5.50%, 02/15/23(b)		745	774,800
USG Corp., 4.88%, 06/01/27(b)		445	456,125

			5,732,740
Capital Markets — 2.5%
Goldman Sachs Group, Inc.:
7.50%, 02/15/19(f)		5,165	5,433,651
5.25%, 07/27/21		1,175	1,262,238
5.75%, 01/24/22(f)		5,500	6,029,718
6.25%, 02/01/41(f)		15,000	19,850,905
Morgan Stanley, 5.63%, 09/23/19(f)		6,770	7,093,634
NFP Corp., 6.88%, 07/15/25(b)		222	228,105

			39,898,251
Chemicals — 1.2%
Axalta Coating Systems LLC, 4.88%, 08/15/24(b)		715	738,238
Basell Finance Co. BV, 8.10%, 03/15/27(b)(f)		6,000	7,825,629
Chemours Co., 5.38%, 05/15/27		207	214,245
Huntsman International LLC:
4.88%, 11/15/20		72	74,880
5.13%, 11/15/22		2,495	2,650,938
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		956	961,975
Olin Corp., 5.00%, 02/01/30		297	297,371
Platform Specialty Products Corp.(b):
6.50%, 02/01/22		3,006	3,103,695
5.88%, 12/01/25		2,241	2,277,416
PQ Corp., 6.75%, 11/15/22(b)		935	999,281

			19,143,668
Commercial Services & Supplies — 0.0%
Waste Pro USA, Inc., 5.50%, 02/15/26(b)(d)		622	632,885

Commercial Services & Supplies — 2.9%
ADT Corp.:
4.13%, 06/15/23		960	950,400
4.88%, 07/15/32(b)		1,020	966,450
Aviation Capital Group Corp.(b):
7.13%, 10/15/20		31,000	34,263,195
6.75%, 04/06/21		7,850	8,705,791
CD&R Waterworks Merger Sub LLC, 6.13%, 08/15/25(b)		1,061	1,071,610

Security	Par (000)		Value
Commercial Services & Supplies (continued)
KAR Auction Services, Inc., 5.13%, 06/01/25(b)	USD	595	$602,437

			46,559,883
Communications Equipment — 0.2%
CommScope Technologies Finance LLC, 6.00%, 06/15/25(b)		467	491,373
CommScope Technologies LLC, 5.00%, 03/15/27(b)		659	656,529
CommScope, Inc., 5.50%, 06/15/24(b)		254	263,207
Zayo Group LLC/Zayo Capital, Inc.:
6.38%, 05/15/25		1,418	1,487,127
5.75%, 01/15/27(b)		593	602,666

			3,500,902
Construction & Engineering — 0.3%
BlueLine Rental Finance Corp., 9.25%, 03/15/24(b)		2,578	2,803,575
Brand Energy & Infrastructure Services, Inc., 8.50%, 07/15/25(b)		2,160	2,246,400

			5,049,975
Construction Materials — 0.4%
HD Supply, Inc., 5.75%, 04/15/24(b)		4,403	4,711,210
PulteGroup, Inc., 5.50%, 03/01/26		926	994,292

			5,705,502
Consumer Discretionary — 0.1%
Nielsen Co. Luxembourg SARL, 5.00%, 02/01/25(b)		72	72,720
Viking Cruises Ltd., 5.88%, 09/15/27(b)(d)		1,445	1,446,806

			1,519,526
Consumer Finance — 1.0%
Ally Financial, Inc.:
5.13%, 09/30/24		590	621,712
8.00%, 11/01/31		3,832	4,885,800
Capital One Bank USA NA, 3.38%, 02/15/23(f)		2,000	1,989,110
Discover Financial Services, 3.85%, 11/21/22		3,252	3,302,589
IHS Markit Ltd.(b):
4.75%, 02/15/25		452	470,080
4.00%, 03/01/26		318	308,858
Navient Corp.:
6.63%, 07/26/21		461	489,812
6.50%, 06/15/22		434	458,413
7.25%, 09/25/23		996	1,073,190

4

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Consumer Finance (continued)
Total System Services, Inc., 3.80%, 04/01/21	USD	1,630	$1,660,842

			15,260,406
Containers & Packaging — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(b):
4.63%, 05/15/23		760	767,600
6.00%, 02/15/25		2,291	2,365,458
Ball Corp., 4.38%, 12/15/20		681	698,025
Multi-Color Corp., 4.88%, 11/01/25(b)		333	334,249
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/20		2,778	2,826,068
6.88%, 02/15/21		68	69,075
5.13%, 07/15/23(b)		900	924,210
7.00%, 07/15/24(b)		1,247	1,326,496
Sealed Air Corp., 6.88%, 07/15/33(b)		182	209,755

			9,520,936
Diversified Consumer Services — 0.5%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(b)		2,834	3,135,113
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(b)		558	564,975
Service Corp. International, 4.50%, 11/15/20		4,382	4,420,342

			8,120,430
Diversified Financial Services — 6.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.63%, 10/30/20		961	1,002,612
3.50%, 05/26/22		5,000	5,027,976
4.63%, 07/01/22		518	542,024
Air Lease Corp., 3.75%, 02/01/22		5,000	5,108,085
Aircastle Ltd., 6.25%, 12/01/19		3,937	4,128,929
Banco Santander SA, 3.13%, 02/23/23		2,200	2,164,501
Bank of America Corp.:
5.00%, 05/13/21(f)		17,100	18,277,403
4.45%, 03/03/26		1,765	1,851,879
Citigroup, Inc., 6.68%, 09/13/43(f)		4,125	5,612,586
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 04/17/26(f)		5,000	5,266,028
DPL, Inc., 7.25%, 10/15/21		94	104,465
Ford Motor Credit Co. LLC, 5.88%, 08/02/21(f)		9,420	10,204,593
General Motors Financial Co., Inc.:
6.75%, 06/01/18		1,700	1,726,393
4.38%, 09/25/21		2,260	2,344,328
4.25%, 05/15/23		1,681	1,734,663

Security	Par (000)		Value
Diversified Financial Services (continued)
ING Bank NV, 5.00%, 06/09/21(b)(f)	USD	8,000	$8,524,846
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)		2,000	2,041,581
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 04/01/20(b)		1,705	1,739,100
Leucadia National Corp., 5.50%, 10/18/23		4,000	4,262,477
Lloyds Banking Group PLC, 4.34%, 01/09/48		3,925	3,918,473
Resparcs Funding LP I, 8.00%(i)		4,000	2,004,000
Royal Bank of Scotland Group PLC:
6.10%, 06/10/23		2,500	2,712,852
5.13%, 05/28/24		5,250	5,485,531
Vantiv LLC/Vanity Issuer Corp., 4.38%, 11/15/25(b)		464	460,520

			96,245,845
Diversified Telecommunication Services — 6.4%
AT&T, Inc.:
5.00%, 03/01/21(f)		8,575	9,094,382
6.30%, 01/15/38(f)		12,000	14,112,739
5.15%, 03/15/42		250	254,961
4.35%, 06/15/45		367	337,956
5.15%, 02/14/50		3,000	3,034,578
CenturyLink, Inc., Series S, 6.45%, 06/15/21		1,176	1,195,039
Frontier Communications Corp.:
7.13%, 01/15/23		193	130,758
7.63%, 04/15/24		1,007	664,620
6.88%, 01/15/25		3,964	2,487,410
11.00%, 09/15/25		109	85,156
Level 3 Financing, Inc.:
5.38%, 08/15/22		2,095	2,126,425
5.13%, 05/01/23		1,183	1,185,958
5.38%, 01/15/24		754	750,230
5.38%, 05/01/25		2,003	1,994,988
5.25%, 03/15/26		320	314,000
Telecom Italia SpA, 5.30%, 05/30/24(b)		720	760,500
Telefonica Emisiones SAU:
3.19%, 04/27/18		6,550	6,567,279
5.21%, 03/08/47		6,000	6,757,396
Verizon Communications, Inc.(f):
5.15%, 09/15/23		8,775	9,628,202
6.40%, 09/15/33		9,475	11,614,221
6.55%, 09/15/43		13,225	17,337,777
5.01%, 04/15/49		10,578	11,193,480

			101,628,055

5

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Electric Utilities — 5.0%
AES Corp.:
4.88%, 05/15/23	USD	53	$54,272
5.50%, 04/15/25		204	212,160
6.00%, 05/15/26		423	453,668
5.13%, 09/01/27		787	824,138
CMS Energy Corp., 5.05%, 03/15/22(f)		9,900	10,617,179
Duke Energy Corp., 3.55%, 09/15/21		3,650	3,736,413
Emera, Inc., Series 16-A, (3 mo. LIBOR US + 5.44%), 6.75%, 06/15/76(g)		7,500	8,475,000
Great Plains Energy, Inc., 5.29%, 06/15/22(j)		5,550	5,936,044
Midland Cogeneration Venture LP, 5.25%, 03/15/25(b)		3,744	3,757,815
NextEra Energy Capital Holdings, Inc., 4.80%, 12/01/77(a)		5,000	5,006,250
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(b)		568	570,840
NiSource Finance Corp., 6.80%, 01/15/19		472	491,460
Oncor Electric Delivery Co. LLC(f):
4.10%, 06/01/22		4,150	4,324,102
5.30%, 06/01/42		2,750	3,370,040
Progress Energy, Inc., 7.00%, 10/30/31(f)		12,000	15,653,246
Puget Energy, Inc.:
6.00%, 09/01/21		275	300,767
5.63%, 07/15/22		5,550	6,048,397
Southern Co., 4.40%, 07/01/46		7,500	7,769,649

			77,601,440
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC/CDW Finance Corp.:
5.00%, 09/01/23		306	314,415
5.50%, 12/01/24		2,458	2,653,104
Jabil Circuit, Inc., 8.25%, 03/15/18		2,600	2,624,180
Sanmina Corp., 4.38%, 06/01/19(b)		1,415	1,441,531

			7,033,230
Energy Equipment & Services — 0.6%
GrafTech International Ltd., 6.38%, 11/15/20		890	904,240
Halliburton Co., 5.00%, 11/15/45(f)		6,615	7,608,116
Noble Holding International Ltd.:
4.63%, 03/01/21		34	33,660
7.70%, 04/01/25		472	423,620

			8,969,636
Food & Staples Retailing — 1.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24		775	736,250
5.75%, 03/15/25		1,120	999,600

Security	Par (000)		Value
Food & Staples Retailing (continued)
CVS Health Corp.:
4.75%, 12/01/22	USD	289	$305,838
5.00%, 12/01/24		183	194,774
5.13%, 07/20/45		3,879	4,336,071
Dollar Tree, Inc.:
5.25%, 03/01/20		105	106,562
5.75%, 03/01/23		3,938	4,115,210
H.J. Heinz Finance Co., 7.13%, 08/01/39(b)		4,415	5,901,193
Wal-Mart Stores, Inc., 5.25%, 09/01/35(f)		5,150	6,423,510

			23,119,008
Food Products — 0.9%
Aramark Services, Inc., 5.13%, 01/15/24		1,470	1,521,450
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 06/15/25(b)		1,590	1,574,434
Kraft Foods, Inc., 6.13%, 08/23/18		4,840	4,939,443
Kraft Heinz Foods Co., 4.38%, 06/01/46		2,475	2,419,652
Pilgrim’s Pride Corp.(b):
5.75%, 03/15/25		624	630,240
5.88%, 09/30/27		293	293,733
Post Holdings, Inc.(b):
5.00%, 08/15/26		2,329	2,273,686
5.63%, 01/15/28		428	426,128

			14,078,766
Health Care Equipment & Supplies — 1.1%
Avantor, Inc.(b):
6.00%, 10/01/24		6,794	6,853,447
9.00%, 10/01/25		960	951,600
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(b)		2,065	1,992,725
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(b):
4.88%, 04/15/20		517	502,783
5.75%, 08/01/22(f)		2,165	1,986,387
5.63%, 10/15/23		216	184,680
5.50%, 04/15/25		125	103,125
Medtronic, Inc., 4.63%, 03/15/45(f)		4,565	5,171,924

			17,746,671
Health Care Providers & Services — 3.6%
Acadia Healthcare Co., Inc., 5.13%, 07/01/22		191	193,388
Amsurg Corp., 5.63%, 07/15/22		1,313	1,335,977
Centene Corp.:
5.63%, 02/15/21		875	899,614
6.13%, 02/15/24		1,370	1,455,625
CHS/Community Health Systems, Inc., 6.25%, 03/31/23		60	55,500

6

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Health Care Providers & Services (continued)
DaVita, Inc., 5.13%, 07/15/24	USD	761	$766,730
HCA, Inc.:
3.75%, 03/15/19		4,364	4,413,226
6.50%, 02/15/20(f)		9,753	10,399,136
7.50%, 02/15/22		2,214	2,485,215
5.88%, 03/15/22		1,333	1,430,476
4.75%, 05/01/23		236	245,204
5.88%, 05/01/23		304	326,040
5.00%, 03/15/24		735	765,319
5.88%, 02/15/26		1,297	1,361,850
5.50%, 06/15/47		2,570	2,618,573
HealthSouth Corp., 5.75%, 11/01/24		637	649,740
MEDNAX, Inc., 5.25%, 12/01/23(b)		144	147,060
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		829	890,139
Polaris Intermediate Corp., 8.50% (8.50% PIK), 12/01/22(b)(k)		1,546	1,609,772
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)		147	154,350
Tenet Healthcare Corp.:
6.00%, 10/01/20		4,102	4,312,227
7.50%, 01/01/22(b)		394	416,931
8.13%, 04/01/22		2,645	2,729,323
6.75%, 06/15/23		1,758	1,731,806
4.63%, 07/15/24(b)		513	504,022
THC Escrow Corp. III, 5.13%, 05/01/25(b)		435	429,019
UnitedHealth Group, Inc., 6.88%, 02/15/38(f)		10,000	14,136,991

			56,463,253
Health Care Technology — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(b)		583	593,203

Hotels, Restaurants & Leisure — 1.0%
CRC Escrow Issuer LLC/CRC Finco, Inc., 5.25%, 10/15/25(b)		1,114	1,105,768
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		1,278	1,287,585
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(b):
5.00%, 06/01/24		600	607,500
5.25%, 06/01/26		650	663,000
4.75%, 06/01/27		817	810,873
Melco Resorts Finance Ltd., 4.88%, 06/06/25(b)		444	443,569
MGM Resorts International:
6.75%, 10/01/20		149	160,175
6.63%, 12/15/21		1,475	1,609,594

Security	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
New Red Finance, Inc.(b):
4.25%, 05/15/24	USD	1,577	$1,549,402
5.00%, 10/15/25		2,910	2,913,637
Sabre GLBL, Inc.(b):
5.38%, 04/15/23		594	603,088
5.25%, 11/15/23		294	296,584
Scientific Games International, Inc.(b):
7.00%, 01/01/22		245	258,475
5.00%, 10/15/25		914	915,143
Station Casinos LLC, 5.00%, 10/01/25(b)		1,200	1,210,500
Wyndham Worldwide Corp., 4.15%, 04/01/24		732	733,583

			15,168,476
Household Durables — 1.0%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 07/01/22(b)		1,647	1,712,386
CalAtlantic Group, Inc., 8.38%, 01/15/21		3,015	3,437,100
Lennar Corp.:
2.95%, 11/29/20(b)		520	513,500
4.75%, 11/15/22		1,805	1,871,063
4.88%, 12/15/23		466	483,475
Newell Brands, Inc.:
3.85%, 04/01/23		5,085	5,181,388
4.20%, 04/01/26		955	973,524
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.:
4.38%, 06/15/19		920	930,350
5.88%, 06/15/24		625	662,062

			15,764,848
Household Products — 0.2%
Spectrum Brands, Inc.:
6.63%, 11/15/22		1,110	1,150,238
6.13%, 12/15/24		231	244,860
5.75%, 07/15/25		1,002	1,054,605

			2,449,703
Independent Power and Renewable Electricity Producers — 0.8%
Calpine Corp.(b):
6.00%, 01/15/22		1,858	1,916,713
5.88%, 01/15/24		823	841,517
5.25%, 06/01/26		2,719	2,668,019
Dynegy, Inc., 6.75%, 11/01/19		1,471	1,511,452
NRG Energy, Inc.:
6.63%, 01/15/27		2,746	2,905,268
5.75%, 01/15/28(b)		650	650,130
QEP Resources, Inc., 5.38%, 10/01/22	USD	1,927	1,987,219
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		470	465,300
5.00%, 01/31/28		470	463,537

			13,409,155

7

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Industrial Conglomerates — 0.0%
Vertiv Group Corp., 9.25%, 10/15/24(b)	USD	623	$672,454

Insurance — 3.4%
American International Group, Inc., 6.40%, 12/15/20(f)		8,710	9,565,573
Aon Corp., 5.00%, 09/30/20(f)		7,700	8,131,492
Aon PLC, 4.25%, 12/12/42(f)		6,500	6,433,847
Forethought Financial Group, Inc., 8.63%, 04/15/21(b)		3,400	3,902,313
MetLife, Inc., 6.40%, 12/15/66		5,000	5,750,750
Nationwide Building Society, 4.13%, 10/18/32(a)(b)		2,520	2,489,307
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40(b)(f)		12,000	15,707,913
Radian Group, Inc.:
5.25%, 06/15/20		271	283,195
4.50%, 10/01/24		774	774,000

			53,038,390
Internet Software & Services — 0.5%
Alibaba Group Holding Ltd., 4.20%, 12/06/47		1,470	1,468,939
Equinix, Inc., 5.88%, 01/15/26		1,061	1,127,312
Netflix, Inc.:
5.50%, 02/15/22		563	595,373
4.38%, 11/15/26		480	469,051
4.88%, 04/15/28(b)		568	563,740
Priceline Group, Inc., 3.55%, 03/15/28		3,375	3,303,541
Symantec Corp., 5.00%, 04/15/25(b)		347	353,868

			7,881,824
IT Services — 0.8%
Ceridian HCM Holding, Inc., 11.00%, 03/15/21(b)		1,755	1,819,251
Fidelity National Information Services, Inc., 5.00%, 10/15/25		538	583,612
First Data Corp.(b):
5.38%, 08/15/23		1,509	1,556,156
7.00%, 12/01/23		4,908	5,168,762
5.75%, 01/15/24		2,210	2,284,587
Gartner, Inc., 5.13%, 04/01/25(b)		399	414,960
WEX, Inc., 4.75%, 02/01/23(b)		760	771,400

			12,598,728

Security	Par (000)		Value
Leisure Products — 0.0%
Mattel, Inc., 6.75%, 12/31/25(b)	USD	763	$774,445

Life Sciences Tools & Services — 0.8%
Life Technologies Corp., 6.00%, 03/01/20(f)		12,000	12,783,318

Media — 8.5%
21st Century Fox America, Inc., 6.15%, 03/01/37(f)		9,575	12,344,120
A&E Television Networks LLC, 3.11%, 08/22/19(e)		5,000	4,983,500
Altice Financing SA, 7.50%, 05/15/26(b)		2,172	2,256,165
Altice Luxembourg SA, 7.75%, 05/15/22(b)		6,326	6,072,960
Altice US Finance I Corp.(b):
5.38%, 07/15/23		2,919	2,988,326
5.50%, 05/15/26		1,211	1,238,248
AMC Networks, Inc.:
4.75%, 12/15/22		685	698,700
5.00%, 04/01/24		432	438,480
4.75%, 08/01/25		546	545,318
CCO Holdings LLC/CCO Holdings Capital Corp.(b):
4.00%, 03/01/23		1,216	1,194,343
5.13%, 05/01/27		3,124	3,053,710
5.00%, 02/01/28		1,116	1,076,243
Charter Communications Operating LLC/Charter Communications Operating Capital:
6.38%, 10/23/35		479	556,408
6.48%, 10/23/45		9,584	11,189,152
5.38%, 05/01/47		1,500	1,549,172
6.83%, 10/23/55		3,540	4,315,640
Cinemark USA, Inc., 5.13%, 12/15/22		349	357,725
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		10,189	10,476,942
Cox Communications, Inc.(b):
8.38%, 03/01/39(f)		5,000	7,004,970
4.60%, 08/15/47		625	625,417
CSC Holdings LLC:
8.63%, 02/15/19		4,005	4,225,275
5.25%, 06/01/24		1,054	1,027,650
6.63%, 10/15/25(b)		1,072	1,147,040
10.88%, 10/15/25(b)		620	738,389
Discovery Communications LLC:
3.95%, 03/20/28		8,515	8,303,075
4.88%, 04/01/43		4,000	3,929,191
DISH DBS Corp.:
5.88%, 11/15/24		338	320,466
7.75%, 07/01/26		1,957	2,010,817
Grupo Televisa SAB, 5.00%, 05/13/45(f)		3,345	3,284,657

8

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Media (continued)
Hughes Satellite Systems Corp., 5.25%, 08/01/26	USD	1,017	$1,027,170
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		44	34,540
9.75%, 07/15/25(b)		1,526	1,403,462
Interpublic Group of Cos., Inc., 3.75%, 02/15/23(f)		6,025	6,119,061
MDC Partners, Inc., 6.50%, 05/01/24(b)		1,036	1,043,770
Meredith Corp., 6.88%, 02/01/26(b)		396	405,405
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 08/01/18(b)		1,471	1,471,824
SFR Group SA(b):
6.00%, 05/15/22		4,544	4,434,717
7.38%, 05/01/26		4,546	4,477,810
TEGNA, Inc., 5.50%, 09/15/24(b)		351	365,040
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28		600	597,000
Time Warner Cable, Inc., 6.55%, 05/01/37		3,519	4,149,251
Time Warner, Inc.:
4.65%, 06/01/44		28	28,226
4.85%, 07/15/45		97	101,434
Tribune Media Co., 5.88%, 07/15/22		1,308	1,345,605
Univision Communications, Inc.(b):
5.13%, 05/15/23		5,293	5,269,181
5.13%, 02/15/25		375	363,750
UPCB Finance IV Ltd., 5.38%, 01/15/25(b)		420	427,350
Viacom, Inc., 5.85%, 09/01/43		1,300	1,444,441
Videotron Ltd., 5.13%, 04/15/27(b)		1,099	1,140,213
Virgin Media Secured Finance PLC, 5.50%, 08/15/26(b)		487	499,326
Ziggo Secured Finance BV, 5.50%, 01/15/27(b)		150	148,875

			134,249,550
Metals & Mining — 3.0%
Alcoa Nederland Holding BV, 7.00%, 09/30/26(b)		291	322,574
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22		5,000	5,200,000
Commercial Metals Co., 4.88%, 05/15/23		2,194	2,232,395
CONSOL Mining Corp., 11.00%, 11/15/25(b)		328	349,320
Constellium NV:
4.63%, 05/15/21	EUR	490	620,306
6.63%, 03/01/25(b)	USD	356	375,580
5.88%, 02/15/26(b)		1,451	1,480,020
First Quantum Minerals Ltd.(b):
7.00%, 02/15/21		138	142,830

Security	Par (000)		Value
Metals & Mining (continued)
7.25%, 05/15/22	USD	912	$946,200
FMG Resources August 2006 Property Ltd., 9.75%, 03/01/22(b)		826	910,913
Freeport-McMoRan, Inc.:
2.38%, 03/15/18		4,664	4,662,601
4.00%, 11/14/21		500	505,250
3.55%, 03/01/22		236	234,230
3.88%, 03/15/23		5,360	5,326,500
5.40%, 11/14/34		2,250	2,346,750
5.45%, 03/15/43		1,410	1,445,250
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(b)		725	772,125
Kinross Gold Corp., 4.50%, 07/15/27(b)		331	334,310
Novelis Corp.(b):
6.25%, 08/15/24		2,862	2,997,945
5.88%, 09/30/26		3,411	3,515,342
Southern Copper Corp., 5.88%, 04/23/45		3,870	4,745,710
Steel Dynamics, Inc.:
5.13%, 10/01/21		1,105	1,132,625
5.25%, 04/15/23		309	317,111
5.50%, 10/01/24		240	249,600
4.13%, 09/15/25		1,808	1,789,378
5.00%, 12/15/26		35	36,400
Teck Resources Ltd.:
4.50%, 01/15/21		370	379,250
8.50%, 06/01/24(b)		1,623	1,831,961
6.00%, 08/15/40		936	1,040,130
United States Steel Corp., 8.38%, 07/01/21(b)		750	810,000

			47,052,606
Multi-Utilities — 0.0%
NGL Energy Partners LP/NGL Energy Finance Corp., 6.88%, 10/15/21		386	395,168

Oil, Gas & Consumable Fuels — 15.9%
Andeavor:
4.75%, 12/15/23		1,230	1,312,075
5.13%, 12/15/26		937	1,018,299
Andeavor Logistics LP, Series A, 6.88%(a)(h)		5,000	5,169,700
California Resources Corp., 8.00%, 12/15/22(b)		1,065	894,600
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 04/15/21		252	252,000
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23		40	41,300
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		1,916	2,179,450
5.13%, 06/30/27		2,818	2,909,585

9

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP, 5.25%, 10/01/25(b)	USD	1,157	$1,178,694
Concho Resources, Inc., 4.88%, 10/01/47		815	887,777
CONSOL Energy, Inc., 5.88%, 04/15/22		8,542	8,777,674
Continental Resources, Inc.:
5.00%, 09/15/22		7,519	7,612,987
4.50%, 04/15/23		795	804,938
4.38%, 01/15/28(b)		460	458,344
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(b)		195	205,725
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		2,088	2,108,880
DCP Midstream LLC, 6.75%, 09/15/37(b)		1,527	1,729,327
Denbury Resources, Inc., 9.25%, 03/31/22(b)		1,136	1,164,400
Devon Energy Corp., 5.85%, 12/15/25		4,000	4,609,155
El Paso LLC:
7.80%, 08/01/31		197	251,317
7.75%, 01/15/32		4,586	5,899,942
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22		2,345	2,782,083
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20		5,075	5,455,316
Enbridge Energy Partners LP, 9.88%, 03/01/19(f)		6,000	6,448,506
Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 01/30/26(b)		320	324,000
Energy Transfer Equity LP:
7.50%, 10/15/20		598	657,244
4.25%, 03/15/23		461	463,305
5.88%, 01/15/24		5,241	5,673,382
Energy Transfer LP:
5.20%, 02/01/22(f)		10,200	10,852,850
6.13%, 12/15/45		3,579	3,966,058
Ensco PLC, 7.75%, 02/01/26		798	793,511
Enterprise Products Operating LLC:
4.90%, 05/15/46		5,375	5,954,211
Series E, 5.25%, 08/16/77(a)		4,800	4,795,344
Series N, 6.50%, 01/31/19(f)		12,000	12,485,271
EP Energy LLC/Everest Acquisition Finance, Inc.(b):
9.38%, 05/01/24		367	311,033
8.00%, 11/29/24 (f)		673	708,333
Extraction Oil & Gas, Inc., 5.63%, 02/01/26(b)		831	831,831
Gulfport Energy Corp.:
6.00%, 10/15/24		210	211,575
6.38%, 05/15/25		641	653,820

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(b)	USD	749	$760,235
Kinder Morgan Energy Partners LP:
6.85%, 02/15/20(f)		12,000	12,936,265
4.25%, 09/01/24		2,170	2,245,827
5.40%, 09/01/44		3,615	3,859,324
Matador Resources Co., 6.88%, 04/15/23		93	97,883
MEG Energy Corp.(b):
7.00%, 03/31/24		1,749	1,515,071
6.50%, 01/15/25		1,643	1,606,032
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19(b)		3,500	3,640,000
MPLX LP:
4.13%, 03/01/27		825	837,989
5.20%, 03/01/47		3,500	3,857,282
Murphy Oil Corp., 6.88%, 08/15/24		752	803,256
Nabors Industries, Inc., 5.75%, 02/01/25(b)		395	388,088
Nexen Energy ULC, 6.40%, 05/15/37		2,000	2,537,160
NGPL PipeCo LLC(b):
4.38%, 08/15/22		509	514,243
4.88%, 08/15/27		1,286	1,321,365
7.77%, 12/15/37		690	860,775
Noble Energy, Inc.:
5.63%, 05/01/21		1,784	1,819,680
5.05%, 11/15/44		3,500	3,855,306
Noble Holding International Ltd.:
7.75%, 01/15/24(f)		1,093	1,013,757
7.88%, 02/01/26(b)		1,427	1,453,756
Oasis Petroleum, Inc., 6.88%, 01/15/23		133	136,990
ONEOK Partners LP, 8.63%, 03/01/19(f)		10,000	10,619,934
Parsley Energy LLC/Parsley Finance Corp.(b):
5.25%, 08/15/25		780	787,800
5.63%, 10/15/27		649	666,848
Petroleos Mexicanos:
3.50%, 01/30/23(f)		5,000	4,890,550
4.63%, 09/21/23		3,965	4,076,060
4.88%, 01/18/24(f)		2,000	2,066,800
Pioneer Natural Resources Co., 6.88%, 05/01/18		1,665	1,684,493
Plains All American Pipeline LP, Series B, 6.13%(a)(h)		2,215	2,228,844
Plains All American Pipeline LP/PAA Finance Corp.:
4.70%, 06/15/44		1,498	1,439,662
4.90%, 02/15/45		2,102	2,087,588
Precision Drilling Corp., 7.13%, 01/15/26(b)		135	140,400

10

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp., 5.00%, 08/15/22	USD	32	$32,240
Rockies Express Pipeline LLC(b):
5.63%, 04/15/20		295	309,750
6.88%, 04/15/40		580	679,325
RSP Permian, Inc., 6.63%, 10/01/22		789	828,450
Ruby Pipeline LLC, 6.00%, 04/01/22(b)(f)		9,470	9,948,076
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21		405	431,357
5.63%, 04/15/23(f)		10,510	11,452,563
5.75%, 05/15/24		2,575	2,822,688
5.88%, 06/30/26		1,481	1,649,219
Sanchez Energy Corp.:
7.75%, 06/15/21		782	770,254
6.13%, 01/15/23		847	739,008
Seven Generations Energy Ltd., 5.38%, 09/30/25(b)		898	906,980
SM Energy Co.:
6.50%, 01/01/23(f)		177	180,540
5.00%, 01/15/24		181	177,833
5.63%, 06/01/25		350	346,500
Southwestern Energy Co.:
6.70%, 01/23/25		996	1,013,430
7.50%, 04/01/26		778	813,982
Sunoco LP/Sunoco Finance Corp.(b):
4.88%, 01/15/23		1,071	1,090,835
5.88%, 03/15/28		317	323,736
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28(b)		1,298	1,294,755
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25%, 05/01/23		37	37,786
6.75%, 03/15/24		184	196,420
5.00%, 01/15/28(b)		1,009	998,910
TransCanada PipeLines Ltd., 4.88%, 01/15/26(f)		4,485	4,936,042
Weatherford International Ltd., 6.50%, 08/01/36		985	847,100
Western Gas Partners LP, 5.38%, 06/01/21		5,125	5,404,845
Whiting Petroleum Corp., 6.63%, 01/15/26(b)		982	1,005,322
Williams Cos., Inc.:
3.70%, 01/15/23		2,245	2,228,162
4.55%, 06/24/24		527	540,834
8.75%, 03/15/32		2,478	3,352,238
5.75%, 06/24/44		685	751,788
Williams Partners LP, 5.10%, 09/15/45		5,075	5,600,534
WPX Energy, Inc.:
6.00%, 01/15/22		72	75,780

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
5.25%, 09/15/24	USD	22	$22,275

			251,392,662
Paper & Forest Products — 1.8%
International Paper Co.(f):
7.50%, 08/15/21		7,209	8,292,177
8.70%, 06/15/38		4,000	5,946,991
7.30%, 11/15/39		10,000	13,800,105

			28,039,273
Pharmaceuticals — 3.5%
AbbVie, Inc.:
2.90%, 11/06/22(f)		5,675	5,624,704
4.70%, 05/14/45		3,255	3,566,781
Actavis Funding SCS:
3.45%, 03/15/22(f)		7,335	7,377,294
3.85%, 06/15/24		6,000	6,076,321
4.75%, 03/15/45		485	511,822
Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/23(b)		1,514	1,186,598
Forest Laboratories LLC, 5.00%, 12/15/21(b)		1,631	1,729,711
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(b)		297	322,245
Merck & Co., Inc., 6.50%, 12/01/33		6,420	8,493,441
Mylan NV, 3.95%, 06/15/26		7,500	7,453,640
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23		5,000	4,848,911
Valeant Pharmaceuticals International, Inc.(b):
7.50%, 07/15/21		108	108,405
6.75%, 08/15/21		349	345,510
5.63%, 12/01/21		643	619,723
6.50%, 03/15/22		829	868,626
5.50%, 03/01/23		2,365	2,115,942
5.88%, 05/15/23		780	704,691
7.00%, 03/15/24		1,303	1,385,662
6.13%, 04/15/25		1,121	1,003,519
5.50%, 11/01/25		963	970,223

			55,313,769
Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.:
5.05%, 09/01/20		500	527,187
5.90%, 11/01/21(f)		3,770	4,149,870
AvalonBay Communities, Inc., 6.10%, 03/15/20(f)		10,000	10,725,725
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/24		881	876,930
Host Hotels & Resorts LP, 3.75%, 10/15/23(f)		3,600	3,620,106

11

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Real Estate Investment Trusts (REITs) (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24	USD	627	$669,742
4.50%, 09/01/26		2,750	2,715,625
Starwood Property Trust, Inc.:
5.00%, 12/15/21		627	653,252
4.75%, 03/15/25(b)		212	209,350

			24,147,787
Real Estate Management & Development — 0.4%
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		460	472,650
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(b)(f)		4,485	4,238,834
Realogy Group LLC/Realogy Co-Issuer Corp.(b):
4.50%, 04/15/19		803	811,030
5.25%, 12/01/21		344	353,890
4.88%, 06/01/23		222	219,569

			6,095,973
Restaurants — 0.0%
IRB Holding Corp., 6.75%, 02/15/26(b)(d)		486	492,075

Road & Rail — 1.2%
Norfolk Southern Corp., 6.00%, 03/15/2105		12,700	14,869,846
United Rentals North America, Inc.:
4.63%, 07/15/23		566	585,810
4.63%, 10/15/25		1,034	1,049,510
5.88%, 09/15/26		274	293,523
4.88%, 01/15/28		877	875,904

			17,674,593
Semiconductors & Semiconductor Equipment — 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27(b)(f)		7,500	7,298,768
Micron Technology, Inc., 5.50%, 02/01/25		40	41,950
NXP BV/NXP Funding LLC(b):
4.13%, 06/15/20		951	971,209
4.13%, 06/01/21		1,461	1,493,872
4.63%, 06/15/22		490	510,213
4.63%, 06/01/23		204	212,731
QUALCOMM, Inc., 3.25%, 05/20/27		2,500	2,390,089
Sensata Technologies BV(b):
5.63%, 11/01/24		695	756,681
5.00%, 10/01/25		772	800,950

			14,476,463
Software — 1.0%
Infor US, Inc., 6.50%, 05/15/22		3,585	3,697,031

Security	Par (000)		Value
Software (continued)
Informatica LLC, 7.13%, 07/15/23(b)	USD	477	$491,215
Nuance Communications, Inc., 5.38%, 08/15/20(b)		1,901	1,915,257
Oracle Corp., 2.65%, 07/15/26(f)		4,890	4,649,778
PTC, Inc., 6.00%, 05/15/24		313	331,780
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)(f)		1,254	1,333,943
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(b)		2,040	2,287,350
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(b)		740	791,800

			15,498,154
Specialty Retail — 0.4%
L Brands, Inc.:
7.00%, 05/01/20		3,050	3,286,375
6.88%, 11/01/35		1,119	1,144,178
Penske Automotive Group, Inc., 5.50%, 05/15/26		460	467,912
PetSmart, Inc., 5.88%, 06/01/25(b)		888	683,760

			5,582,225
Technology Hardware, Storage & Peripherals — 0.6%
Dell International LLC/EMC Corp.(b):
5.88%, 06/15/21		615	638,063
7.13%, 06/15/24		747	816,564
8.35%, 07/15/46		2,355	3,090,516
Western Digital Corp.:
7.38%, 04/01/23(b)		1,199	1,305,411
10.50%, 04/01/24		1,133	1,324,477
4.75%, 02/15/26(d)		2,934	2,970,675

			10,145,706
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 5.00%, 05/01/25		699	723,465
Springs Industries, Inc., 6.25%, 06/01/21		304	310,460
William Carter Co., 5.25%, 08/15/21		1,406	1,434,120

			2,468,045
Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b):
5.25%, 03/15/22		639	651,780
5.25%, 10/01/25		268	268,000

			919,780
Tobacco — 2.0%
Altria Group, Inc., 10.20%, 02/06/39(f)		13,392	23,168,887
BAT Capital Corp., 4.54%, 08/15/47(b)		5,000	5,153,830

12

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Tobacco (continued)
Reynolds American, Inc.:
4.85%, 09/15/23	USD	1,120	$1,207,882
5.85%, 08/15/45		2,335	2,844,436

			32,375,035
Trading Companies & Distributors — 0.2%
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, Series 2013-1(b):
Class A, 5.25%, 05/30/25		1,885	1,970,437
Class B, 6.13%, 11/30/21		1,477	1,523,160

			3,493,597
Transportation Infrastructure — 0.8%
CEVA Group PLC, (9.00% Cash or 3.00% PIK), 9.00%, 09/01/20(b)(k)		1,876	1,913,892
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.88%, 07/11/22(b)(f)		10,500	11,135,560

			13,049,452
Wireless Telecommunication Services — 1.4%
America Movil SAB de CV, 3.13%, 07/16/22		1,275	1,276,007
Crown Castle International Corp., 5.25%, 01/15/23		6,380	6,926,445
CyrusOne LP/CyrusOne Finance Corp.:
5.00%, 03/15/24		277	282,540
5.38%, 03/15/27		129	134,160
Digicel Group Ltd., 7.13%, 04/01/22(b)		370	348,725
Digicel Ltd., 6.00%, 04/15/21(b)		1,285	1,272,150
SBA Communications Corp.:
4.00%, 10/01/22(b)		1,045	1,029,325
4.88%, 09/01/24		1,658	1,649,710
Sprint Communications, Inc.(b):
9.00%, 11/15/18		1,576	1,646,920
7.00%, 03/01/20		389	415,257
Sprint Corp.:
7.13%, 06/15/24		3,607	3,658,111
7.63%, 02/15/25		195	202,313
T-Mobile USA, Inc.:
6.84%, 04/28/23		645	673,186
4.50%, 02/01/26		1,063	1,068,315
4.75%, 02/01/28		1,579	1,584,921

			22,168,085

Total Corporate Bonds — 96.2% (Cost — $1,421,912,307)			1,520,169,487

Foreign Agency Obligations — 2.3%
Argentine Republic Government International Bond, 5.63%, 01/26/22		6,485	6,643,883
Brazilian Government International Bond, 5.00%, 01/27/45		6,525	6,042,150

Security	Par (000)		Value
Foreign Agency Obligations (continued)
Colombia Government International Bond, 5.63%, 02/26/44	USD	4,000	$4,564,000
Indonesia Government International Bond, 5.88%, 01/15/24(b)		4,400	4,964,216
Mexico Government International Bond:
4.75%, 03/08/44		5,800	5,794,200
4.60%, 02/10/48		5,000	4,900,000
Uruguay Government International Bond, 5.10%, 06/18/50		3,500	3,802,750

Total Foreign Agency Obligations — 2.3% (Cost — $35,086,524)			36,711,199

Municipal Bonds — 1.2%
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B, 6.85%, 01/01/38		5,000	5,375,950
Metropolitan Transportation Authority, RB, Build America Bonds, Series B-1, 6.55%, 11/15/31		10,000	12,778,100

Total Municipal Bonds — 1.2% (Cost — $14,851,905)			18,154,050

Preferred Securities — 26.1%

Capital Trusts — 21.1%
Auto Components — 0.2%
General Motors Financial Co., Inc., Series A, 5.75%(a)(h)		3,000	3,097,500

Banks — 5.2%
BNP Paribas SA(b)(g)(h)
7.20%		5,000	5,781,250
7.38%		4,535	5,209,581
Capital One Financial Corp., Series E, 5.55%(g)(h)		5,000	5,150,000
CIT Group, Inc., Series A, 5.80%(g)(h)		3,000	3,060,000
Citigroup, Inc.(g)(h)
5.90%		2,210	2,331,550
Series P, 5.95%		7,000	7,402,500
Credit Suisse Group AG(b)(g)(h)
6.25%		7,255	7,826,331
7.50%		3,250	3,696,875
HSBC Capital Funding LP, 10.18%(b)(g)(h)		11,835	19,172,700
Macquarie Bank Ltd., 6.13%(b)(g)(h)		1,885	1,955,688
Nordea Bank AB, 6.13%(b)(g)(h)		5,540	5,944,697
U.S. Bancorp, Series J, 5.30%(g)(h)		10,415	11,170,087
Wells Fargo & Co.(g)(h)
Series K, 7.98%		809	818,028
Series S, 5.90%		281	297,158
Series U, 5.88%		2,655	2,887,844

			82,704,289

13

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Capital Markets — 2.3%
Charles Schwab Corp., Series E, 4.63%(g)(h)	6,805	6,958,112
Goldman Sachs Group, Inc., Series L, 5.70%(g)(h)	2,950	3,012,304
Morgan Stanley, Series H, 5.45%(g)(h)	8,675	8,891,875
State Street Corp.
2.59%, 06/01/77(c)(f)	17,845	16,024,632
Series F, 5.25%(g)(h)	1,855	1,933,838

		36,820,761
Commercial Services & Supplies — 0.3%
AerCap Global Aviation Trust, 6.50%, 06/15/45(b)(g)	5,000	5,450,000

Consumer Finance — 0.3%
American Express Co., Series C, 4.90%(g)(h)	4,510	4,577,650

Diversified Financial Services — 4.8%
Bank of America Corp(g)(h)
Series AA, 6.10%	6,630	7,152,112
Series K, 8.00%	2,420	2,452,501
Series U, 5.20%(f)	5,785	5,879,006
Barclays PLC, 6.63%(g)(h)	7,385	7,585,060
BNP Paribas SA, 6.75%(b)(g)(h)	5,000	5,387,500
Credit Agricole SA, 8.13%(b)(g)(h)	5,000	5,986,080
HSBC Holdings PLC, 6.00%(g)(h)	1,550	1,621,688
JPMorgan Chase & Co.(g)(h)
Series 1, 7.90%	3,650	3,700,187
Series Q, 5.15%	4,000	4,075,000
Series R, 6.00%	14,130	15,013,125
Series S, 6.75%	7,775	8,688,562
Royal Bank of Scotland Group PLC(g)(h)
8.00%	970,000	1,110,049
8.63%	5,135	5,731,944

Security	Par (000)	Value
Diversified Financial Services (continued)
Societe Generale SA, 7.38%(b)(g)(h)	1,980	$2,135,925

		76,518,739
Electric Utilities — 0.5%
PPL Capital Funding, Inc., Series A, 4.36%, 03/30/67(g)	8,300	8,217,000

Industrial Conglomerates — 0.9%
General Electric Co., Series D, 5.00%(g)(h)	13,327	13,493,587

Insurance — 3.4%
ACE Capital Trust II, 9.70%, 04/01/30	7,000	10,570,000
Allstate Corp., 5.75%, 08/15/53(g)	5,000	5,437,500
American International Group, Inc., 8.18%, 05/15/68(g)	3,755	5,106,800
Bank One Capital III, 8.75%, 09/01/30	2,000	2,859,815
Chubb Corp., 3.97%, 03/29/67(g)	7,400	7,372,250
Equitable of Iowa Cos. Capital Trust II, Series B, 8.42%, 04/01/27	5,000	5,524,770
Farmers Exchange Capital II, 6.15%, 11/01/53(b)(g)	4,890	5,495,137
Great-West Life & Annuity Insurance Capital LP II, 3.89%, 05/16/46(b)(g)	500	493,750
Hartford Financial Services Group, Inc., 8.13%, 06/15/68(g)	5,050	5,144,688
Principal Financial Group, Inc., 4.70%, 05/15/55(g)	5,000	5,100,000

		53,104,710
Media — 0.5%
NBCUniversal Enterprise, Inc., 5.25%(b)(h)	5,600	5,924,800
Viacom, Inc., 5.88%, 02/28/57(g)	2,111	2,137,387

		8,062,187
Oil, Gas & Consumable Fuels — 2.2%
Enbridge, Inc., Series 16-A, 6.00%, 01/15/77(g)	5,880	6,188,700
Energy Transfer Partners LP, Series B, 6.63%(a)(h)	5,000	4,999,625
Enterprise Products Operating LLC(g)
4.26%, 06/01/67	2,500	2,483,750
Series A, 5.48%	9,325	9,338,988
TransCanada PipeLines Ltd., 4.05%, 05/15/67(g)	9,400	8,977,000

14

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Shares/Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
TransCanada Trust, 5.63%, 05/20/75(g)	2,755	$2,916,856

		34,904,919
Road & Rail — 0.5%
BNSF Funding Trust I, 6.61%, 12/15/55(g)	6,125	7,059,062

Total Capital Trusts — 21.1% (Cost — $ 313,369,857)		334,010,404

Preferred Stocks — 3.9%

Banks — 1.8%
Citigroup, Inc., Series K, 6.88%(g)(h)	488,320	13,770,624
Wells Fargo & Co., Series Q, 5.85%(g)(h)	550,499	14,588,250

		28,358,874
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series J, 5.50%(g)(h)	162,450	4,231,823
SCE Trust III, Series H, 5.75%(g)(h)	31,650	802,644
State Street Corp., Series D, 5.90%(g)(h)	220,495	5,898,241

		10,932,708
Electric Utilities — 0.1%
Entergy Louisiana LLC, 5.25%, 07/01/52	90,000	2,154,600

Real Estate Investment Trusts (REITs) — 0.8%
Sovereign Real Estate Investment Trust, 12.00%(b)(h)	7,000	8,767,500
Ventas Realty LP/Ventas Capital Corp., 5.45%, 03/15/43	75,000	1,888,500
Vornado Realty Trust, Series K, 5.70%(h)	50,000	1,237,500

		11,893,500
Wireless Telecommunication Services — 1.1%
Centaur Funding Corp., 9.08%, 04/21/20(b)	15,143	17,331,304

Total Preferred Stocks — 4.5% (Cost — $69,117,356)		70,670,986

Security		Shares/Par (000)	Value
Trust Preferred — 0.5%

Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 7.10%, 2/15/40(g)		300,141	$7,809,669

Total Preferred Securities — 26.1% (Cost — $389,786,554)			412,491,059

U.S. Government Sponsored Agency Securities — 0.2%

Agency Obligations — 0.2%
Fannie Mae, 0.00%, 10/09/19(f)(l)	USD	3,945	3,792,202

U.S. Treasury Obligations — 1.4%
U.S. Treasury Notes:
2.75%, 08/15/47(f)		18,200	17,499,112
2.75%, 11/15/47		4,523	4,350,818

Total U.S. Treasury Obligations — 1.4% (Cost — $22,281,137)			21,849,930

Total Long-Term Investments — 133.9% (Cost — $1,989,577,278)			2,116,025,787

Short-Term Securities — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%, 12/31/50(m)(n)		16,928,911	16,928,991

Total Short-Term Securities — 1.1% (Cost — $16,928,991)			16,928,991

Options Purchased — 0.1% (Cost — $1,143,668)			942,546

Total Investments — 135.1% (Cost — $2,007,649,937)			2,133,897,324
Liabilities in Excess of Other Assets — (35.1)%			(554,101,719)

Net Assets — 100.0%			$1,579,795,605

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Floating rate security. Rate shown is the rate in effect as of period end.
(d)	When-issued security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

15

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Credit Allocation Income Trust (BTZ)

(g)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security with no stated maturity date.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	Zero-coupon bond.
(m)	Annualized 7-day yield as of period end.
(n)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	9,139,477	7,789,514	16,928,991	$16,928,991	$28,986	$32	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations
ARB	Airport Revenue Bonds
CLO	Collateralized Loan Obligation
FNMA	Federal National Mortgage Association
OTC	Over-the-Counter
PIK	Payment-In-Kind

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank Securities, Inc.	1.51%	02/07/17	Open	$3,757,000	$3,797,566	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas S.A.	1.86	06/15/17	Open	5,264,000	5,318,683	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.86	06/15/17	Open	9,475,000	9,573,427	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.86	06/15/17	Open	10,738,000	10,849,547	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.86	06/15/17	Open	7,012,000	7,084,841	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.86	06/15/17	Open	4,720,000	4,769,032	Corporate Bonds	Open/Demand

16

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Credit Allocation Income Trust (BTZ)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	1.86%	06/15/17	Open	$5,288,000	$5,342,932	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.86	06/15/17	Open	2,007,000	2,027,849	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.86	06/15/17	Open	3,130,000	3,162,515	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.86	06/15/17	Open	3,254,000	3,287,803	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.86	06/15/17	Open	15,996,000	16,162,167	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.86	06/15/17	Open	5,780,000	5,840,043	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.86	06/15/17	Open	6,088,000	6,151,242	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.75	06/15/17	Open	4,608,825	4,654,081	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.75	06/15/17	Open	5,392,406	5,445,357	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.75	06/15/17	Open	3,086,875	3,117,186	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.75	06/15/17	Open	3,805,939	3,843,311	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.80	06/15/17	Open	3,172,031	3,204,192	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	06/21/17	Open	4,040,000	4,080,923	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	06/21/17	Open	4,058,925	4,100,040	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	06/21/17	Open	14,910,000	15,061,030	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	06/21/17	Open	3,551,512	3,587,487	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	06/21/17	Open	9,220,000	9,313,393	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	06/21/17	Open	7,710,000	7,788,098	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	06/21/17	Open	7,672,875	7,750,597	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	06/21/17	Open	3,727,812	3,765,573	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	06/21/17	Open	5,600,000	5,656,725	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	06/21/17	Open	12,360,000	12,485,200	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	06/21/17	Open	17,613,000	17,791,410	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	06/21/17	Open	6,480,000	6,545,639	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	06/21/17	Open	7,873,250	7,953,002	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	06/21/17	Open	3,483,000	3,518,281	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	06/21/17	Open	22,532,040	22,760,277	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	06/21/17	Open	4,907,375	4,957,084	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	06/21/17	Open	6,012,500	6,073,403	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	06/21/17	Open	4,181,125	4,223,477	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	06/21/17	Open	5,025,000	5,075,900	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	06/29/17	Open	8,853,687	8,939,056	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.86	07/11/17	Open	10,288,000	10,384,750	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	08/24/17	Open	4,765,312	4,800,112	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	08/24/17	Open	9,276,150	9,343,892	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	08/24/17	Open	18,600,000	18,735,832	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	08/24/17	Open	10,325,000	10,400,401	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	08/24/17	Open	5,405,437	5,444,912	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	10/02/17	Open	13,380,000	13,455,255	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.75	10/05/17	Open	13,437,500	13,507,300	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	(0.50)	10/05/17	Open	429,000	428,297	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	10/11/17	Open	10,867,500	10,924,304	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	10/19/17	Open	15,540,000	15,615,736	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	10/26/17	Open	12,330,000	12,386,280	Corporate Bonds	Open/Demand

17

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Credit Allocation Income Trust (BTZ)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	1.90%	11/14/17	Open	$10,405,000	$10,445,132	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.90	11/14/17	Open	10,536,000	10,576,637	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(0.50)	11/16/17	Open	1,098,818	1,097,658	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.92	11/20/17	Open	10,360,000	10,397,529	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	11/21/17	Open	6,846,525	6,869,913	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	11/21/17	Open	5,904,500	5,924,670	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45	11/29/17	Open	18,384,000	18,425,578	U.S. Treasury Obligations	Open/Demand
Barclays Capital, Inc.	2.00	11/30/17	Open	12,179,213	12,219,387	Capital Trusts	Open/Demand
BNP Paribas S.A.	1.93	11/30/17	Open	10,079,000	10,111,012	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75	12/14/17	Open	5,397,425	5,410,019	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75	12/14/17	Open	3,079,844	3,087,030	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75	12/14/17	Open	8,300,000	8,319,367	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.86	12/15/17	Open	3,050,000	3,056,619	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.80	12/15/17	Open	4,952,669	4,963,565	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	12/19/17	Open	1,657,500	1,662,058	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	12/19/17	Open	12,540,000	12,567,560	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	12/19/17	Open	5,857,500	5,870,373	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	12/19/17	Open	1,925,000	1,929,231	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	12/20/17	Open	10,000,000	10,021,978	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.15	01/08/18	Open	1,542,563	1,542,710	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	(0.15)	01/08/18	Open	205,755	205,735	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.60	01/08/18	Open	136,511	136,564	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	(1.00)	01/08/18	Open	1,740,938	1,739,825	Capital Trusts	Open/Demand
RBC Capital Markets LLC	1.84	01/09/18	Open	7,078,275	7,086,596	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	01/09/18	Open	7,050,000	7,058,288	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.20	01/11/18	Open	9,582,322	9,594,034	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.84	01/19/18	Open	6,679,025	6,682,439	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.50)	01/25/18	Open	830,680	830,472	Corporate Bonds	Open/Demand

				$564,430,139	$568,317,419

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

18

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Credit Allocation Income Trust (BTZ)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	1,409	03/20/18	$171,304	$4,204,516
Long U.S. Treasury Bond	490	03/20/18	72,428	1,507,317
U.S. Ultra Bond	35	03/20/18	5,668	161,558
2-Year U.S. Treasury Note	324	03/29/18	69,088	428,786
5-Year U.S. Treasury Note	23	03/29/18	2,638	47,717

				$6,349,894

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
30-Year Interest Rate Swap, Swap 06/08/49	3.50%	Semi-annual	3-Month LIBOR	Quarterly	JPMorgan Chase Bank N.A.	06/06/19	3.50%	USD	22,700	$445,467
30-Year Interest Rate Swap, 06/08/49	3.50	Semi-annual	3-Month LIBOR	Quarterly	Goldman Sachs Bank USA	06/06/19	3.50	USD	25,330	497,079

										$942,546

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR	Quarterly	1.79%	Semi-annual	N/A	09/30/19	USD	100,370	$(778,233)	$405	$(778,638)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	1.00%	Quarterly	Deutsche Bank AG	03/20/19	USD	16,700	$(173,963)	$(16,759)	$(157,204)
Prudential Financial, Inc.	1.00	Quarterly	Citibank N.A.	06/20/21	USD	1,920	(45,856)	18,956	(64,812)
Prudential Financial, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/21	USD	1,155	(27,585)	12,128	(39,713)
Prudential Financial, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/21	USD	9,500	(226,890)	82,076	(308,966)

							$(474,294)	$96,401	$(570,695)

19

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Credit Allocation Income Trust (BTZ)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
MetLife, Inc.	1.00%	Quarterly	Deutsche Bank AG	03/20/18	A-	USD	3,025	$7,274	$(3,505)	$10,779
Bank of America Corp.	1.00	Quarterly	Deutsche Bank AG	03/20/19	A-	USD	16,700	170,561	29,881	140,680
American Tower Corp.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/21	BBB-	USD	10,000	(105,447)	(279,643)	174,196

								$72,388	$(253,267)	$325,655

(a)	Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report..

20

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Credit Allocation Income Trust (BTZ)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$95,757,860	$7,100,000	$102,857,860
Corporate Bonds	—	1,515,185,987	4,983,500	1,520,169,487
Foreign Agency Obligations	—	36,711,199	—	36,711,199
Municipal Bonds	—	18,154,050	—	18,154,050
Preferred Securities	44,572,182	360,109,208	—	404,681,390
Trust Preferred	7,809,669	—	—	7,809,669
U.S. Government Sponsored Agency Securities	—	3,792,202	—	3,792,202
U.S. Treasury Obligations	—	21,849,930	—	21,849,930
Short-Term Securities	16,928,991	—	—	16,928,991
Options Purchased:
Interest rate contracts	—	942,546	—	942,546

	$69,310,842	$2,052,502,982	$12,083,500	$2,133,897,324

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$325,655	$—	$325,655
Interest rate contracts	6,349,894	—	—	6,349,894
Liabilities:
Credit contracts	—	(570,695)	—	(570,695)
Interest rate contracts	—	(778,638)	—	(778,638)

	$6,349,894	$(1,023,678)	$—	$5,326,216

(a)	Derivative financial instruments are swaps and futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $568,317,419 are categorized as Level 2 within the disclosure hierarchy.

During the period ended January 31, 2018, there were no transfers between levels.

21

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Credit Allocation Income Trust

Date:	March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Credit Allocation Income Trust

Date:	March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Credit Allocation Income Trust

Date:	March 21, 2018